Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	March 31, 2022	December 31, 2021
Accrued compensation expenses	$7,548	$3,802
Accrued interest	1,554	1,369
Accrued vendor payables	1,511	1,109
Accrued professional services	925	934
Other accrued liabilities	165	84
	$11,703	$7,298

	December 31, 2021	December 31, 2020
Accrued compensation expenses	$3,802	$2,692
Accrued interest	1,369	—
Accrued vendor payables	1,109	509
Accrued professional services	934	149
Other accrued liabilities	84	61
	$7,298	$3,411